Financial Instruments and Fair Value Disclosures (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
A
Concentration of credit risk
Percentage of time charter revenues	20.00%
B
Concentration of credit risk
Percentage of time charter revenues	14.00%
C
Concentration of credit risk
Percentage of time charter revenues	12.00%
D
Concentration of credit risk
Percentage of time charter revenues	11.00%	32.00%
E
Concentration of credit risk
Percentage of time charter revenues		35.00%
F
Concentration of credit risk
Percentage of time charter revenues		26.00%